Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions

4. Related Party Transactions

Business operations

The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 14), allocated to the Company were $39.0 million, $44.1 million and $54.2 million in 2015, 2014 and 2013, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

The Company issued $0.9 million of structured settlement annuities, a type of immediate annuity, in 2013 at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. The Company had no amounts related to structured settlement annuities with life contingencies that were included in premium revenue for 2013. Effective March 22, 2013, the Company no longer offers structured settlement annuities.

In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from the Company and assumed AIC’s obligation to make future payments.

AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $1.41 billion as of both December 31, 2015 and 2014, respectively. Reserves recorded by the Company for annuities that are guaranteed by ALIC were $624.5 million and $642.4 million as of December 31, 2015 and 2014, respectively.

Broker-Dealer agreements

The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $233 thousand, $166 thousand and $246 thousand in 2015, 2014 and 2013, respectively.

The Company has a service agreement with Allstate Distributors, LLC (“ADLLC”), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $23 thousand, $7 thousand and $14 thousand in 2015, 2014 and 2013, respectively.

Reinsurance

The Company has reinsurance agreements with ALIC whereby a portion of the Company’s premiums and policy benefits are ceded to ALIC (see Note 9).

The Company has a reinsurance treaty through which it primarily cedes reinvestment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company’s investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $3.4 million, $3.4 million and $3.5 million in 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, the carrying value of the structured settlement reinsurance treaty was $82.8 million and $84.6 million, respectively, which is recorded in other assets. The premiums ceded and changes in the fair value of the reinsurance treaty are reflected as a component of realized capital gains and losses as the treaty is recorded as a derivative instrument.

Income taxes

The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

Intercompany loan agreement

The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2015 or 2014.